Long-term debt	9 Months Ended
Sep. 30, 2019
Long-term debt
Long-term debt

9.    Long-term debt

As of September 30, 2019 and December 31, 2018, long-term debt consisted of the following:

Long-term debt

in € THOUS

	September 30,	December 31,
	2019	2018

Amended 2012 Credit Agreement	2,446,848	1,887,357
Bonds	3,306,538	3,700,446
Convertible Bonds	397,918	393,232
Accounts Receivable Facility	669,021	—
Capital lease obligations(1)	—	36,144
Other	236,432	134,855
Long-term debt(2)	7,056,757	6,152,034
Less current portion	(970,917)	(1,106,519)
Long-term debt, less current portion(2)	6,085,840	5,045,515
(1)

As of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these are transferred to balance sheet items "Current portion of long-term lease liabilities" and "Long-term lease liabilities, less current portion" (see Note 1).

(2)

Labeled as "Long-term debt and capital lease obligations, less current portion" as of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these are transferred to balance sheet item "Long-term lease liabilities, less current portion" (see Note 1).

On June 20, 2019, Fresenius Medical Care US Finance III, Inc. issued bonds with a volume of $500,000. The bonds have a maturity of 10 years and a coupon of 3.75%. The bonds were issued at a price of 98.461%. The proceeds were used for general corporate purposes and the refinancing of maturing liabilities.

The bonds issued by FMC Finance VIII S.A. in the amount of €250,000 and the bonds issued by Fresenius Medical Care US Finance II, Inc. in the amount of $800,000,  which were due on July 31, 2019, were redeemed at maturity.

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at September 30, 2019 and December 31, 2018:

Amended 2012 Credit Agreement-Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	September 30, 2019		September 30, 2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€826,522	$300,000	€275,507
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€325,000	€325,000
USD term loan 2017 / 2022	$1,260,000	€1,157,131	$1,260,000	€1,157,131
EUR term loan 2017 / 2022	€294,000	€294,000	€294,000	€294,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,277,653		€2,451,638

	Maximum amount available		Balance outstanding
	December 31, 2018		December 31, 2018 (1)

Revolving credit USD 2017 / 2022	$900,000	€786,026	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,350,000	€1,179,039	$1,350,000	€1,179,039
EUR term loan 2017 / 2022	€315,000	€315,000	€315,000	€315,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,280,065		€1,894,039
(1)	Amounts shown are excluding debt issuance costs.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at September 30, 2019 and at December 31, 2018:

Accounts Receivable Facility-Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	September 30, 2019 (1)		September 30, 2019 (2)

Accounts Receivable Facility	$900,000	€826,522	$729,250	€669,713

	Maximum amount available		Balance outstanding
	December 31, 2018 (1)		December 31, 2018 (2)

Accounts Receivable Facility	$900,000	€786,026	$—	€—
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $23,460 and $26,631 (€21,545 and €23,259) at September 30, 2019 and December 31, 2018, respectively. These letters of credit are not included above as part of the balance outstanding at September 30, 2019 and December 31, 2018; however, they reduce available borrowings under the Accounts Receivable Facility.